Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

(16)   Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2023 and 2022 are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Current deposits	6,506	5
Cash in hand and at banks	523,071	547,974
Total cash and cash equivalents	529,577	547,979
(1)